CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
CONDENSED BALANCE SHEETS
Preferred stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Preferred stock, number of shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, number of shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	4,068,951	3,505,621	2,333,896
Common stock, shares outstanding	4,068,951	3,505,621	2,333,896